LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) m²	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease assets	$ 454
Lease liabilities	$ 433
Weighted average remaining lease term	2 years 2 months 12 days
Weighted average borrowing rate	5.00%
Isfiya, ISRAEL | Office facilities [Member]
Lessee, Lease, Description [Line Items]
Area of lease | m²	900
Lease expiration date	May 31, 2022